CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (4,326)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,874
Equity-based compensation	1,548
Provision for credit losses	497
Amortization of deferred financing fees included in interest expense	453
Loss on disposal of property, plant and equipment	896
Mark-to-market adjustments	(1,236)
Change in fair value of warrant liabilities	(5,529)
Foreign currency transactions	307
Deferred income tax (benefit) expense	(4,359)
Other	259
Change in operating assets and liabilities:
Accounts receivable	(14,048)
Inventories	6,626
Derivative assets and liabilities	(76)
Prepaid expense and other assets	(9,510)
Accounts payable	(10,756)
Accrued liabilities and other	8,249
Net cash used in operating activities	(25,131)
Cash flows from investing activities:
Additions to property, plant and equipment	(19,625)
Additions to intangible assets	(41)
Acquisition of business, net of cash acquired	(2,392)
Proceeds from sale of property, plant and equipment	30
Net cash used in investing activities	(22,028)
Cash flows from financing activities:
Payments on debt	(56,358)
Proceeds from debt	106,706
Payment of debt issuance costs	(405)
Net payments from repurchase agreements	(4,418)
Proceeds from exercise of stock options	63
Proceeds from exercise of Public Warrants	2,632
Payment for taxes for net share settlement of equity awards	(1,841)
Net cash provided by financing activities	46,379
Effect of exchange rate changes on cash	(55)
Net increase (decrease) in cash and cash equivalents and restricted cash	(835)
Cash and cash equivalents and restricted cash at beginning of period	26,405
Cash and cash equivalents and restricted cash at end of period	25,570
Supplemental non-cash investing and financing activities:
Property, plant and equipment acquired but not yet paid	4,168
Issuance of common shares related to Public Warrant exercise	3,144
Issuance of common share related to acquisitions	446
Issuance of common shares related to conversion of Series A Preferred Shares	254
Accretion of convertible preferred shares	$ 429